Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Schedule of inventory
	December 31
	2014	2015

Raw materials and components	$6,427	$8,724
Finished products (*)	5,559	7,079

	$11,986	$15,803

(*)	Includes amounts of $ 647 and $ 145 for the years ended December 31, 2014 and 2015, respectively, with respect to inventory delivered to customers but for which revenue criteria have not yet been met.